Preferred Stock (Details) $ / shares in Units, $ in Millions	1 Months Ended		12 Months Ended
	Jun. 30, 2016 USD ($) shares	Jan. 31, 2016 USD ($) shares	Dec. 31, 2016 USD ($) vote $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares
Detail of Preferred Stock [Abstract]
Preferred Stock Shares authorized and designated | shares			11,941,891	11,669,096
ESOP Liquidation preference per share (in dollars per share) | $ / shares			$ 0	$ 0
ESOP Shares authorized and designated | shares			1,439,181	1,252,386
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares			11,532,712	11,259,917
Voting Rights			If issued, preference shares would be limited to one vote per share
Par value			$ 25,950	$ 23,613
Carrying value			24,551	22,214
Discount			$ 1,399	$ 1,399
ESOP Shares issued and outstanding | shares			1,439,181	1,252,386
ESOP Liquidation preference value			$ 1,439	$ 1,252
ESOP Carrying value			1,439	1,252
ESOP Discount			$ 0	$ 0
Preferred Stock, No Voting Rights [Member]
Class of Stock [Line Items]
Preferred shares authorized | shares			20,000,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Par value			$ 0
Preferred Stock, Voting Rights [Member]
Class of Stock [Line Items]
Preferred shares authorized | shares			4,000,000
Number of votes per share | vote			1
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares			0
Par value			$ 0
Dividend Equalization Preferred Shares (DEP) [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares			$ 10	$ 10
Preferred Stock Shares authorized and designated | shares			97,000	97,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares			96,546	96,546
Preferred Stock, Liquidation Preference, Value			$ 0	$ 0
Carrying value			0	0
Discount			0	$ 0
Series H - Floating Class A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, commitment to issue			$ 0
Detail of Preferred Stock [Abstract]
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares			$ 20,000	$ 20,000
Preferred Stock Shares authorized and designated | shares			50,000	50,000
Series I - Floating Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares			$ 100,000	$ 100,000
Preferred Stock Shares authorized and designated | shares			25,010	25,010
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares			25,010	25,010
Preferred Stock, Liquidation Preference, Value			$ 2,501	$ 2,501
Carrying value			2,501	2,501
Discount			$ 0	$ 0
Series J - 8.00% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)			8.00%	8.00%
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares			$ 1,000	$ 1,000
Preferred Stock Shares authorized and designated | shares			2,300,000	2,300,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares			2,150,375	2,150,375
Preferred Stock, Liquidation Preference, Value			$ 2,150	$ 2,150
Carrying value			1,995	1,995
Discount			$ 155	$ 155
Series K - 7.98% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)			7.98%	7.98%
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares			$ 1,000	$ 1,000
Preferred Stock Shares authorized and designated | shares			3,500,000	3,500,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares			3,352,000	3,352,000
Preferred Stock, Liquidation Preference, Value			$ 3,352	$ 3,352
Carrying value			2,876	2,876
Discount			$ 476	$ 476
Series L - 7.50% Non-Cumulative Perpetual Convertible Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)			7.50%	7.50%
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares			$ 1,000	$ 1,000
Preferred Stock Shares authorized and designated | shares			4,025,000	4,025,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares			3,968,000	3,968,000
Preferred Stock, Liquidation Preference, Value			$ 3,968	$ 3,968
Carrying value			3,200	3,200
Discount			$ 768	$ 768
Series N - 5.20% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)			5.20%	5.20%
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares			$ 25,000	$ 25,000
Preferred Stock Shares authorized and designated | shares			30,000	30,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares			30,000	30,000
Preferred Stock, Liquidation Preference, Value			$ 750	$ 750
Carrying value			750	750
Discount			$ 0	$ 0
Series O - 5.125% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)			5.125%	5.125%
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares			$ 25,000	$ 25,000
Preferred Stock Shares authorized and designated | shares			27,600	27,600
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares			26,000	26,000
Preferred Stock, Liquidation Preference, Value			$ 650	$ 650
Carrying value			650	650
Discount			$ 0	$ 0
Series P - 5.25% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)			5.25%	5.25%
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares			$ 25,000	$ 25,000
Preferred Stock Shares authorized and designated | shares			26,400	26,400
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares			25,000	25,000
Preferred Stock, Liquidation Preference, Value			$ 625	$ 625
Carrying value			625	625
Discount			$ 0	$ 0
Series Q - 5.85% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)			5.85%	5.85%
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares			$ 25,000	$ 25,000
Preferred Stock Shares authorized and designated | shares			69,000	69,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares			69,000	69,000
Preferred Stock, Liquidation Preference, Value			$ 1,725	$ 1,725
Carrying value			1,725	1,725
Discount			$ 0	$ 0
Series R - 6.625% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)			6.625%	6.625%
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares			$ 25,000	$ 25,000
Preferred Stock Shares authorized and designated | shares			34,500	34,500
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares			33,600	33,600
Preferred Stock, Liquidation Preference, Value			$ 840	$ 840
Carrying value			840	840
Discount			$ 0	$ 0
Series S - 5.900% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)			5.90%	5.90%
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares			$ 25,000	$ 25,000
Preferred Stock Shares authorized and designated | shares			80,000	80,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares			80,000	80,000
Preferred Stock, Liquidation Preference, Value			$ 2,000	$ 2,000
Carrying value			2,000	2,000
Discount			$ 0	$ 0
Series T Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)			6.00%	6.00%
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares			$ 25,000	$ 25,000
Preferred Stock Shares authorized and designated | shares			32,200	32,200
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares			32,000	32,000
Preferred Stock, Liquidation Preference, Value			$ 800	$ 800
Carrying value			800	800
Discount			$ 0	$ 0
Series U - 5.875% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)			5.875%	5.875%
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares			$ 25,000	$ 25,000
Preferred Stock Shares authorized and designated | shares			80,000	80,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares			80,000	80,000
Preferred Stock, Liquidation Preference, Value			$ 2,000	$ 2,000
Carrying value			2,000	2,000
Discount			$ 0	$ 0
Series V - 6.000% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)			6.00%	6.00%
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares			$ 25,000	$ 25,000
Preferred Stock Shares authorized and designated | shares			40,000	40,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares			40,000	40,000
Preferred Stock, Liquidation Preference, Value			$ 1,000	$ 1,000
Carrying value			1,000	1,000
Discount			$ 0	$ 0
Series W - 5.700% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Class of Stock [Line Items]
Percentage Interest in share of issued preferred stock		0.10%
Depositary shares issued and outstanding | shares		40,000,000
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)			5.70%	0.00%
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares			$ 25,000	$ 0
Preferred Stock Shares authorized and designated | shares			40,000	0
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares			40,000	0
Preferred Stock, Liquidation Preference, Value			$ 1,000	$ 0
Par value		$ 1,000
Carrying value			1,000	0
Discount			$ 0	$ 0
Series X - 5.500% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Class of Stock [Line Items]
Percentage Interest in share of issued preferred stock	0.10%
Depositary shares issued and outstanding | shares	46,000,000
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)			5.50%	0.00%
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares			$ 25,000	$ 0
Preferred Stock Shares authorized and designated | shares			46,000	0
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares			46,000	0
Preferred Stock, Liquidation Preference, Value			$ 1,150	$ 0
Par value	$ 1,200
Carrying value			1,150	0
Discount			$ 0	$ 0